T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 55.3%
T. Rowe Price Funds:
Equity Index 500 Fund	793,176	159,700	143,828	10,907,797	858,771
Growth Stock Fund	256,189	41,595	41,909	3,925,972	277,684
Value Fund	235,468	57,770	41,520	7,429,523	251,341
Overseas Stock Fund	224,331	41,286	23,979	24,544,256	246,424
International Value Equity Fund	192,775	53,443	14,789	18,147,219	226,840
International Stock Fund	215,821	34,421	38,230	13,022,808	222,039
Emerging Markets Stock Fund	143,472	20,306	15,347	3,627,848	156,179
Mid-Cap Growth Fund	118,438	16,879	8,295	1,435,426	125,973
Mid-Cap Value Fund	102,484	22,557	8,032	4,565,164	114,312
New Horizons Fund(2)	77,763	15,665	5,126	1,486,999	89,934
Small-Cap Stock Fund(2)	72,416	13,785	5,068	1,677,188	80,052
Small-Cap Value Fund	66,095	13,758	5,273	1,680,030	71,048
Real Assets Fund	56,207	12,105	4,846	5,828,632	60,909
Total Equity Mutual Funds (Cost $2,666,815)					2,781,506

BOND MUTUAL FUNDS 44.6%
T. Rowe Price Funds:
New Income Fund	710,758	136,311	103,965	78,031,342	776,412
Limited Duration Inflation Focused
Bond Fund	376,434	137,216	32,926	95,833,306	485,875
International Bond Fund (USD
Hedged)	228,260	53,168	17,926	26,706,736	270,272
Emerging Markets Bond Fund	176,387	36,212	20,106	16,765,764	195,154
Dynamic Global Bond Fund	153,635	39,739	11,384	19,290,002	177,082
High Yield Fund	123,177	33,070	9,047	22,639,131	147,154
U. S. Treasury Long-Term Fund	167,276	30,646	70,089	9,458,977	137,534
Floating Rate Fund	36,087	24,524	4,119	5,838,293	55,697
Total Bond Mutual Funds (Cost $2,182,163)					2,245,180

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund,1.32% (3)	6,939	121,066	121,498	6,506,725	6,507
Total Short-Term Investments (Cost $6,507)					6,507

Total Investments in Securities 100.0%
(Cost $4,855,485)					$5,033,193

Other Assets Less Liabilities (0.0)%					(248)

Net Assets 100.0%					$5,032,945

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(521)	$(4,908)	$3,260
Emerging Markets Bond Fund	(887)	2,661	7,333
Emerging Markets Stock Fund	371	7,748	2,094
Equity Index 500 Fund	11,841	49,723	13,336
Floating Rate Fund	(34)	(795)	1,463
Growth Stock Fund	6,756	21,809	924
High Yield Fund	89	(46)	5,738
International Bond Fund (USD
Hedged)	3,884	6,770	3,508
International Stock Fund	500	10,027	5,970
International Value Equity Fund	(622)	(4,589)	6,825
Limited Duration Inflation
Focused Bond Fund	5,432	5,151	3,021
Mid-Cap Growth Fund	7,149	(1,049)	433
Mid-Cap Value Fund	2,850	(2,697)	1,905
New Horizons Fund	9,887	1,632	—
New Income Fund	1,892	33,308	16,565
Overseas Stock Fund	(148)	4,786	5,721
Real Assets Fund	146	(2,557)	1,880
Small-Cap Stock Fund	4,906	(1,081)	—
Small-Cap Value Fund	3,016	(3,532)	549
U. S. Treasury Long-Term Fund	14,944	9,701	2,884
Value Fund	752	(377)	4,939
U. S. Treasury Money Fund	—	—	217
Totals	$72,203#	$131,685	$88,565+

#	Capital gain distributions from mutual funds represented $52,286 of the net realized gain
(loss) .
+	Investment income comprised $88,565 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2020 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.